RETIREMENT BENEFIT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Disclosure of net defined benefit liability (asset) [text block]
The amounts recognised in the annual financial statements in this respect are as follows:

	2018	2017
	US$’000	US$’000

Recognised liability at beginning of the year	2,180	2,065

Recognised in profit or loss in the current year	55	63
Interest on obligation	206	45
Current service cost	-	43
Other	(151)	(25)

Recognised in other comprehensive income in the current year	(313)	52
Actuarial gains	(8)	(157)
Translation	(305)	209

Present value of unfunded obligation recognised as a liability at end of year	1,922	2,180
Less: current portion	-	-
Long term portion	1,922	2,180

The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	8.2%	9.1%
Discount rate (p.a.)	9.9%	10.5%
Continuation at retirement	75.0%	79.5%

Schedule of principal actuarial assumptions used [Table Text Block]
The effect of an increase or decrease of 1% in the assumed medical cost trend rates are as follows:

	2018	2017
	Increase (Decrease)	Increase (Decrease)

Aggregate of the current service cost and interest cost	10.4% (8.9%)	10.7% (9.1%)
Accrued liability at year-end	9.9% (8.6%)	10.2% (8.8%)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year. The average duration of the benefit obligation as at 31 December 2
0
18 is
11
years (2
0
17:
12
years and 2016:
13
years).

	2018	2017
	US$’000	US$’000

Present value of unfunded obligations	1,922	2,180
Present Value of Obligations in excess of Plan Assets	1,922	2,180